Quarterly Information (Unaudited) (Tables)	12 Months Ended
May. 31, 2015
Quarterly Result of Operations

The following is a summary of the quarterly results of operations for the years ended May 31, 2015 and 2014:

	For Quarter Ended
(In thousands, except per share amounts)	August 31	November 30	February 28 (a)	May 31
2015
Net Sales	$1,203,896	$1,071,128	$946,367	$1,373,159
Gross Profit	$508,393	$453,943	$379,738	$599,295
Net Income (Loss) Attributable to RPM International Inc. Stockholders	$99,079	$69,766	$(57,348)	$127,987
Basic Earnings (Loss) Per Share	$0.74	$0.52	$(0.44)	$0.97
Diluted Earnings (Loss) Per Share	$0.73	$0.52	$(0.44)	$0.95

Dividends Per Share	$0.240	$0.260	$0.260	$0.260

(In thousands, except per share amounts)	August 31	November 30	February 28	May 31
2014
Net Sales	$1,164,674	$1,071,487	$863,410	$1,276,782
Gross Profit	$499,072	$457,945	$358,026	$560,725
Net Income Attributable to RPM International Inc. Stockholders	$103,098	$63,562	$16,221	$108,779
Basic Earnings Per Share	$0.78	$0.48	$0.12	$0.82
Diluted Earnings Per Share	$0.77	$0.48	$0.12	$0.80

Dividends Per Share	$0.225	$0.240	$0.240	$0.240

(a)	Reflects adjustments for approximately $106.2 million to the Provision for Income Taxes related to the recognition of an ASC 740-30 tax liability for the potential repatriation of foreign earnings and related impact on Net Income Attributable to Noncontrolling Interests.